Audited Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TOTAL REVENUE		$ 87,166,469	$ 140,020,469	$ 97,305,527
TOTAL COST OF REVENUE		83,634,537	127,267,588	89,005,763
GROSS PROFIT		3,531,932	12,752,881	8,299,764
Provisions for compensation and penalty			(1,245,625)	(328,615)
Impairment of goodwill				(294,151)
General and administrative expenses		(8,804,171)	(5,526,360)	(4,732,811)
Total operating expenses		(8,804,171)	(6,771,985)	(5,355,577)
INCOME (LOSS) FROM OPERATIONS		(5,272,239)	5,980,896	2,944,187
OTHER INCOME (EXPENSE)
Bank interest income		66,101	79,207	38,779
Interest expense			(1,291)	(7,699)
Other income		37,426	143,340	256,022
Other expenses		(9,104)	(208,232)	(95,842)
Total other income, net		94,423	13,024	191,260
INCOME (LOSS) BEFORE INCOME TAX		(5,177,816)	5,993,920	3,135,447
INCOME TAX (EXPENSE) BENEFIT		358,684	(1,381,729)	(688,345)
NET INCOME (LOSS)		(4,819,132)	4,612,191	2,447,102
LESS: NET INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST		7,707	34,785	21,898
NET INCOME (LOSS) ATTRIBUTABLE TO ORDINARY SHAREHOLERS OF THE COMPANY		(4,826,839)	4,577,406	2,425,204
OTHER COMPREHENSIVE LOSS:
Foreign currency translation adjustment				(3,186)
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ORDINARY SHAREHOLERS OF THE COMPANY		$ (4,826,839)	$ 4,577,406	$ 2,422,018
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING*:
Basic (in Shares)	[1]	22,379,478	20,000,000	20,000,000
Diluted (in Shares)	[1]	22,379,478	20,000,000	20,000,000
NET INCOME (LOSS) PER ORDINARY SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLERS OF THE COMPANY:
Basic (in Dollars per share)		$ (0.22)	$ 0.23	$ 0.12
Diluted (in Dollars per share)		$ (0.22)	$ 0.23	$ 0.12
Revenues
TOTAL REVENUE		$ 86,906,423	$ 139,673,764	$ 96,216,113
Related Parties
TOTAL REVENUE		260,046	346,705	1,089,414
TOTAL COST OF REVENUE		2,191,830	5,022,497	5,436,874
Cost of Revenue
TOTAL COST OF REVENUE		$ 81,442,707	$ 122,245,091	$ 83,568,889

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.